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                     MORGAN STANLEY TOTAL MARKET INDEX FUND
                           1221 Avenue of the Americas
                            New York, New York 10020




                                                   November 5, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley Total Market Index Fund
     File Number 333-74337


Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 30, 2002.

                                                       Very truly yours,

                                                   /s/ Joanne Doldo
                                                   ----------------
                                                       Joanne Doldo
                                                       Assistant Secretary